Derivatives	12 Months Ended
Dec. 31, 2017
Disclosure Of Derivatives [Abstract]
Derivatives

21.DERIVATIVES

The Corporation is exposed to interest rate and currency risk. The Corporation uses derivative financial instruments for risk management purposes and anticipates that such instruments will mitigate interest rate and currency risk, as applicable. As such, any change in cash flows associated with derivative instruments is expected to be offset by changes in cash flows related to the hedged position.

Cash flow hedge accounting

On March 2, 2015, a subsidiary of the Corporation entered into cross-currency interest rate swap agreements (the “March 2015 Swap Agreements”). A USD notional amount of $1.74 billion was designated in cash flow hedge relationships to hedge the interest rate and foreign exchange risk of the USD First Lien Term Loan bearing a minimum floating interest rate of 5.0% (USD three-month LIBOR plus a 4.0% margin, with a LIBOR floor of 1.0%). The March 2015 Swap Agreements, which mature in August 2019, fixed the Euro to USD exchange rate at 1.1102 and fixed the Euro interest payments at an average rate of 4.6016%.

In connection with the Refinancing (see note 19), a subsidiary of the Corporation entered into two additional cross-currency interest rate swap agreements to hedge the interest rate and foreign exchange risk, effective August 12, 2015, for a USD notional amount of $325 million (the “August 2015 Swap Agreements” and together with the March 2015 Swap Agreements, the “Swap Agreements” or “CCIRS”). A portion of the August 2015 Swap Agreements (USD notional amount of $302 million) was designated in cash flow hedge relationships to hedge the interest rate and foreign exchange risk of the USD First Lien Term Loan bearing a minimum floating interest rate of 5.0% (USD three-month LIBOR plus a 4.0% margin, with a LIBOR floor of 1.0%). The August 2015 Swap Agreements, which mature in August 2019, fixed the Euro to USD exchange rate of 1.094 and fixed the Euro interest payments at an average rate of 4.657%. During the year ended December 31, 2017, the Corporation unwound and settled a notional principal amount of $616.54 million of the CCIRS for a gain of $13.9 million.

As part of the Repricing (see note 19), the Corporation reduced the applicable interest rate margin on the First Lien Term Loans by 50 basis points to LIBOR plus 350 basis points with a LIBOR floor of 100 basis points. As a result, the Corporation de-designated and re-designated the applicable hedging instruments in new hedge accounting relationships. An amount of $17.53 million was recognized as Financial expenses during the year ended December 31, 2017 relating to the amortization of the Other comprehensive income balance brought forward from the previous hedge accounting relationship.

During the year ended December 31, 2017, there was no ineffectiveness with respect to the cash flow hedge  (December 31, 2016 – ineffectiveness gain of $470,000) recognized in financial expenses. At the end of 2017, there were forward contracts to sell USD and purchase a notional amount of GBP67.5 million to hedge the Corporation’s exposure to GBP expenses in 2018. These contracts have been designated as cashflow hedges. There were no equivalent contracts outstanding at the end of 2016.

During the year ended December 31, 2017, $16.58 million (December 31, 2016 - $7.75 million) was reclassified from “Reserves”  to the consolidated statements of earnings as Financial expenses. The fair value of the Swap Agreements in hedging relationships included in the derivative liabilities of the Corporation as at December 31, 2017 was $111.76 million (December 31, 2016 – derivative asset of $52.04 million).

Net investment hedge accounting

During the year ended December 31, 2017 and during a portion of the year ended December 31, 2016, the Corporation designated a portion of the USD First Lien Term Loan, its entire principal amount of the USD Second Lien Term Loan and its then-outstanding deferred consideration (i.e., the deferred purchase price for the Stars Interactive Group Acquisition) as a foreign exchange hedge of its net investment in its foreign operations.   Accordingly, the portion of the losses arising from the translation of the USD-denominated liabilities (net of transaction costs) that was determined to be an effective hedge during the period was recognized in other comprehensive income under the heading foreign currency translation reserve, offsetting a portion of the losses arising from translation of the Corporation’s net investment in its foreign operations.

During the years ended December 31, 2017 and December 31, 2016, there was no ineffectiveness with respect to the net investment hedge.

For the year ended December 31, 2017, the Corporation recorded an unrealized exchange loss on translation of $134.72 million (December 31, 2016 - $48.29 million) in the “Cumulative translation adjustment” in reserves related to the translation of a portion of the USD First Lien Term Loan, USD Second Lien Term Loan and the deferred consideration.

Derivative instruments without hedge accounting

At December 31, 2017, the Corporation had a series of forward foreign exchange contracts in place to protect against the translation of non-USD monetary balance sheet items. These contracts had a maturity date of January 31, 2018. As at December 31, 2016, the Corporation had a series of forward foreign exchange contracts to sell USD for Euros. These economic hedges are intended to mitigate the impact of the fluctuation of the USD to Euro exchange rates on foreign currency liabilities. The series of contracts were for the sale of $ 125.52 million for €114.34 million at a rate of $1.0978 to €1.0000 with a maturity date of March 31, 2017.

For the year ended December 31, 2017, the Corporation recognized a loss of $7.11 million. For the year ended December 31, 2016, the Corporation recognized a realized loss in income on forward foreign exchange contracts of $1.47 million and an unrealized loss in income of $4.92 million.

Put liabilities

In connection with the July 31, 2015 acquisition of Stars Fantasy Sports Subco, LLC (“Stars Fantasy”), which currently provides software development and related services and support to the Corporation’s BetStars brand, the Corporation granted a put option to the sellers whereby such sellers had the right, but not the obligation, to sell to the Corporation all the equity interests then held by such sellers. During the year ended December 31, 2017, the Corporation acquired the remaining equity interests from the sellers for an amount of $5.95 million. At December 31, 2016 the derivative was recorded at the present value of $5.59 million. The put option was categorized as a Level 3 within the fair value hierarchy and used a 5.7% discount rate to determine its fair value.

The following table summarizes the fair value of derivatives as at December 31, 2017 and 2016 and the change in fair value for the years ended December 31, 2017 and 2016:

Derivative Assets	Forward Contracts $000's	Cross-currency interest rate swap contracts $000's	Currency options $000's	Total $000's
Opening balance, as at January 1, 2016	4,012	9,473	—	13,485
Unrealized (loss) gain in fair value	(4,012)	42,565	—	38,553
Total derivative asset as at December 31, 2016	—	52,038	—	52,038
Acquisition	—	—	906	906
Realized gain	—	—	(375)	(375)
Settlement	—	(13,904)	726	(13,178)
Unrealized gain (loss) in fair value	2,037	(38,134)	(1,257)	(37,354)
Total derivative asset as at December 31, 2017	2,037	—	—	2,037
Current portion	2,037	—	—	2,037
Non-current portion	—	—	—	—

Derivative Liabilities	Forward Contracts $000's	Cross-currency interest rate swap contracts $000's	Put Liability $000's	Total $000's
Opening balance, as at January 1, 2016	2,184	16,538	6,102	24,824
Unrealized loss (gain) in fair value	3,106	(16,538)	(815)	(14,247)
Accretion	—	—	307	307
Translation	(368)	—	—	(368)
Total derivative liability as at December 31, 2016	4,922	—	5,594	10,516
Unrealized (gain) loss in fair value	(1,826)	110,855	—	109,029
Realized gain on settlement	(2,829)	—	—	(2,829)
Settlement	(177)	—	(5,594)	(5,771)
Translation	(90)	907	—	817
Total derivative liability as at December 31, 2017	—	111,762	—	111,762
Current portion	—	—	—	—
Non-current portion	—	111,762	—	111,762